Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2023
Temporary Equity Disclosure [Abstract]
Summary of Redeemable Noncontrolling Interest

	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	3,102	7,148	8,393	1,182
Issuance of subsidiary shares	4,722	1,208	351	49
Accretion of redeemable noncontrolling interests	391	593	721	102
Disposal of subsidiaries’ shares	—	(556)	—	—
Reclassification of ordinary shares from mezzanine equity to ordinary shares	(153)	—	—	—
Repurchase of redeemable noncontrolling interests	(914)	—	—	—

Balance as of December 31	7,148	8,393	9,465	1,333